Revenue - Narrative (Details) $ in Millions	Sep. 30, 2019 USD ($) contract	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jan. 01, 2018 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of Forms of Contracts | contract	3
Contract with Customer, Liability | $	$ 22.0	$ 26.4	$ 19.4	$ 22.2
Pan Union Joint Venture [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	20.00%
Pan Union Joint Venture [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	30.00%
Bahrain LNG Joint Venture
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	30.00%
National Oil and Gas Authority [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	30.00%
Gulf Investment Corporation
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	24.00%
Samsung C&T
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	16.00%